Property and Equipment (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of Property and equipment
	March 31, 2022	December 31, 2021
Equipment and machinery	$1,127,897	$808,592
Office furniture and equipment	107,903	105,203
Transportation equipment	901,426	864,121
Leasehold improvements	123,651	112,356
Total property and equipment	2,260,877	1,890,272
Less: Accumulated depreciation	(339,910)	(194,961)
Property and equipment, net	$1,920,967	$1,695,311

Classification	December 31, 2021	December 31, 2020
Buildings and leasehold improvements	$135,804	$42,601
Equipment and machinery	836,622	171,179
Office furniture and equipment	53,725	2,613
Transportation equipment	864,121	213,850
Total	1,890,272	430,243
Less: Accumulated depreciation	(194,961)	(31,740)
Property and equipment, net	$1,695,311	$398,503